INCOME TAXES (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 118,800,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 1,207,000	$ 1,186,000